PROSHARES TRUST

Supplement dated May 27, 2016

to the Funds’ Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

As of May 27, 2016, all references to ProShares CDS North America HY Credit ETF are hereby removed.

Please retain this Supplement for future reference.